INTANGIBLE ASSETS, NET (Schedule of Intangible Assets, Net) (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 13, 2018	Dec. 31, 2018
Opening balance		$ 38
Acquisition of subsidiary	$ 38,583
Amortization		(1,180)
Additions		1,668
Translation differences		(69)
Closing balance		39,040
Customer Relationship [Member]
Opening balance
Acquisition of subsidiary	24,696
Amortization		(540)
Additions
Translation differences		(23)
Closing balance		24,133
Technology [Member]
Opening balance
Acquisition of subsidiary	11,286
Amortization		(556)
Additions		1,578
Translation differences		(23)
Closing balance		12,285
Others [Member]
Opening balance		38
Acquisition of subsidiary	$ 2,601
Amortization		(84)
Additions		90
Translation differences		(23)
Closing balance		$ 2,622